JPMorgan Emerging Markets Equity Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.7%
Brazil — 6.2%
B3 SA - Brasil Bolsa Balcao	14,370	30,827
MercadoLibre, Inc. *	285	231,923
NU Holdings Ltd., Class A *	18,843	79,332
Petroleo Brasileiro SA (Preference)	10,174	67,345
Raia Drogasil SA	16,708	67,747
XP, Inc., Class A *	3,313	69,901
		547,075
China — 30.0%
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	14,366	86,117
Budweiser Brewing Co. APAC Ltd. (a)	36,126	100,030
Dada Nexus Ltd., ADR *	3,422	22,002
Foshan Haitian Flavouring & Food Co. Ltd., Class A	10,583	129,766
JD.com, Inc., ADR	1,003	59,663
JD.com, Inc., Class A	7,783	232,189
Jiangsu Hengli Hydraulic Co. Ltd., Class A	13,118	101,353
KE Holdings, Inc., ADR *	3,380	47,690
Kingdee International Software Group Co. Ltd. *	32,769	70,752
Meituan * (a)	6,510	146,038
Midea Group Co. Ltd., Class A	3,199	26,094
NetEase, Inc.	8,082	151,179
Pharmaron Beijing Co. Ltd., Class A	8,675	99,590
Ping An Bank Co. Ltd., Class A	17,990	33,849
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,884	80,926
Shenzhou International Group Holdings Ltd.	10,123	106,474
Silergy Corp.	6,748	126,285
Sunny Optical Technology Group Co. Ltd.	5,290	71,569
Tencent Holdings Ltd.	8,305	320,982
Wanhua Chemical Group Co. Ltd., Class A	8,599	106,776
Wuliangye Yibin Co. Ltd., Class A	2,765	73,180
Wuxi Biologics Cayman, Inc. * (a)	18,564	177,702
Xinyi Solar Holdings Ltd.	80,736	137,155
Yum China Holdings, Inc.	2,560	124,676
		2,632,037
Hong Kong — 5.0%
AIA Group Ltd.	22,901	230,082
Hong Kong Exchanges & Clearing Ltd.	1,571	72,076
Techtronic Industries Co. Ltd.	12,209	135,486
		437,644
India — 22.7%
Apollo Hospitals Enterprise Ltd.	1,535	81,933
Asian Paints Ltd.	1,829	77,253
Britannia Industries Ltd.	1,490	73,481
HDFC Bank Ltd.	12,838	234,441
HDFC Bank Ltd., ADR	2,750	172,709
HDFC Life Insurance Co. Ltd. (a)	16,389	115,196
Hindustan Unilever Ltd.	5,165	172,544

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Housing Development Finance Corp. Ltd.	8,622	260,203
Infosys Ltd.	3,020	59,232
Infosys Ltd., ADR	6,737	131,311
Kotak Mahindra Bank Ltd.	7,967	182,961
Reliance Industries Ltd. *	6,516	207,235
Tata Consultancy Services Ltd.	5,367	224,493
		1,992,992
Indonesia — 4.2%
Bank Central Asia Tbk. PT	360,554	179,289
Bank Rakyat Indonesia Persero Tbk. PT	644,291	190,190
		369,479
Macau — 0.6%
Sands China Ltd. *	21,809	51,153
Mexico — 3.0%
Grupo Financiero Banorte SAB de CV, Class O	17,505	99,765
Wal-Mart de Mexico SAB de CV	45,381	164,979
		264,744
Panama — 0.7%
Copa Holdings SA, Class A *	864	58,071
Poland — 0.3%
Allegro.eu SA * (a)	4,933	26,829
Portugal — 1.1%
Jeronimo Martins SGPS SA	4,215	97,565
South Africa — 1.4%
Bid Corp. Ltd.	3,391	62,444
Capitec Bank Holdings Ltd.	516	61,996
		124,440
South Korea — 8.0%
Delivery Hero SE * (a) (b)	1,044	50,377
LG Chem Ltd.	221	103,093
NCSoft Corp.	128	36,886
Samsung Electronics Co. Ltd.	10,912	516,501
		706,857
Taiwan — 12.1%
Chailease Holding Co. Ltd.	16,745	119,088
Delta Electronics, Inc.	9,070	78,883
Realtek Semiconductor Corp.	4,736	54,463
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,981	706,112
Taiwan Semiconductor Manufacturing Co. Ltd.	6,120	104,955
		1,063,501
United Kingdom — 1.2%
Prudential plc	8,655	106,759

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 3.2%
EPAM Systems, Inc. *	534	186,530
Globant SA *	245	48,840
JS Global Lifestyle Co. Ltd. (a)	40,451	48,635
		284,005
Total Common Stocks (Cost $8,047,479)		8,763,151
Short-Term Investments — 0.5%
Investment Companies — 0.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $5,948)	5,947	5,948
Investment of Cash Collateral from Securities Loaned — 0.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	31,027	31,011
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	8,170	8,170
Total Investment of Cash Collateral from Securities Loaned (Cost $39,178)		39,181
Total Short-Term Investments (Cost $45,126)		45,129
Total Investments — 100.2% (Cost $8,092,605)		8,808,281
Liabilities in Excess of Other Assets — (0.2)%		(19,975)
NET ASSETS — 100.0%		8,788,306

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
APAC	Asia Pacific
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
SGPS	Holding company

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $39,279.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	14.0%
Semiconductors & Semiconductor Equipment	12.8
Internet & Direct Marketing Retail	8.7
IT Services	7.4
Technology Hardware, Storage & Peripherals	5.9
Insurance	5.1
Food & Staples Retailing	4.5
Interactive Media & Services	3.6
Chemicals	3.3
Life Sciences Tools & Services	3.1
Oil, Gas & Consumable Fuels	3.1
Thrifts & Mortgage Finance	3.0
Machinery	2.7
Food Products	2.3
Entertainment	2.1
Hotels, Restaurants & Leisure	2.0
Beverages	2.0
Capital Markets	2.0
Personal Products	2.0
Electronic Equipment, Instruments & Components	1.7
Diversified Financial Services	1.4
Textiles, Apparel & Luxury Goods	1.2
Construction Materials	1.0
Others (each less than 1.0%)	4.6
Short-Term Investments	0.5

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$547,075	$—	$—	$547,075
China	254,031	2,378,006	—	2,632,037
Hong Kong	—	437,644	—	437,644
India	304,020	1,688,972	—	1,992,992
Indonesia	—	369,479	—	369,479
Macau	—	51,153	—	51,153
Mexico	264,744	—	—	264,744
Panama	58,071	—	—	58,071
Poland	—	26,829	—	26,829
Portugal	—	97,565	—	97,565
South Africa	62,444	61,996	—	124,440
South Korea	—	706,857	—	706,857

JPMorgan Emerging Markets Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$706,112	$357,389	$—	$1,063,501
United Kingdom	—	106,759	—	106,759
United States	235,370	48,635	—	284,005
Total Common Stocks	2,431,867	6,331,284	—	8,763,151
Short-Term Investments
Investment Companies	5,948	—	—	5,948
Investment of Cash Collateral from Securities Loaned	39,182	—	—	39,182
Total Short-Term Investments	45,130	—	—	45,130
Total Investments in Securities	$2,476,997	$6,331,284	$—	$8,808,281
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$24,800	$1,959,320	$1,978,185	$13	$—(c)	$5,948	5,947	$197	$—(c)
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	222,040	187,500	378,500	(32)	3	31,011	31,027	80	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	25,886	408,761	426,477	—	—	8,170	8,170	40	—
Total	$272,726	$2,555,581	$2,783,162	$(19)	$3	$45,129		$317	$—(c)

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
(c)	Amount rounds to less than one thousand.